GENERAL (Details Narrative)	Jun. 15, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Acquisition transaction description	The ADSs are listed on The Nasdaq Capital Market; the ratio of the Company’s Ordinary Shares to ADSs is 30:1.